OIL AND GAS PROPERTIES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Oct. 10, 2022	Oct. 06, 2022
Related Party Transaction [Line Items]
Received proceeds from oil and gas	$ 999,999	$ 906,274
Depletion of oil and gas properties	5,868,205	$ 6,029,132
Oil and Gas [Member] | Settlement Agreement [Member]
Related Party Transaction [Line Items]
Percentage of working capital			50.00%
Oil and gas properties settlement expenses			$ 2,071,917
Fund received limited partnership interests	3,244,653
Two Related Parties [Member] | Oil and Gas [Member]
Related Party Transaction [Line Items]
Percentage of working capital				10.00%
Related Party [Member]
Related Party Transaction [Line Items]
Received proceeds from oil and gas	$ 999,999